TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current taxes	$ 806	$ 451	$ 542
Deferred taxes	1,976	2,940	(1,946)
Income Tax Expense (Benefit)	2,782	3,391	(1,404)
Domestic	1,458	2,122	(634)
Foreign	1,324	1,269	(770)
Income Tax Expense (Benefit)	$ 2,782	$ 3,391	$ (1,404)